Financial instruments (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Schedule of categories of financial instruments
		June 30,	June 30,	July 1,
	Classification	2012	2011	2010
		$	$	$
Financial assets
Cash and cash equivalents	Loans and receivables	1,546,363	8,401,429	4,560,493
Trade and other receivables	Loans and receivables	1,417,756	1,078,794	355,471
Total financial assets		2,964,119	9,480,223	4,915,964

Financial liabilities
Trade and other payables	Other liabilities	822,827	1,915,016	541,627
Total financial liabilities		822,827	1,915,016	541,627

Schedule of currency risk

	Years ended June 30,
	2012	2011
	$	$
Change in loss
United States dollar	4,380	59,115
Mexican pesos	64,529	12,486

Schedule of liquidity risk
	Less than
	1 month	1-3 months	Total
	$	$	$
At June 30, 2012
Trade and other payables	534,554	288,273	822,827
At June 30, 2011
Trade and other payables	1,631,757	283,259	1,915,016
At July 1, 2010
Trade and other payables	348,627	193,000	541,627